Common Stock Warrants (Details) - Blade Therapeutics, Inc. [Member] - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Common Stock Warrants (Details) [Line Items]
Exercisable warrants description			At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable and the related valuations have been performed assuming that the number of shares exercisable is 50% of the Excess Amount (as defined below) funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.
Warrants to purchase shares (in Shares)			2
Fair value of the initial warrant	$ 35,000
Cash		$ 6,000,000
Additional warrants (in Shares)		183,510
Fair value of warrants		$ 52,000
Exercisable term			10 years
Warrant exercisable per share (in Dollars per share)			$ 0.01
Shares exercisable percentage			150.00%
Securities issued amount			$ 1.141
Minimum [Member]
Common Stock Warrants (Details) [Line Items]
Fair value of warrants			300,000
Maximum [Member]
Common Stock Warrants (Details) [Line Items]
Fair value of warrants			$ 600,000
Warrant [Member]
Common Stock Warrants (Details) [Line Items]
Exercisable term				10 years
Warrant exercisable per share (in Dollars per share)				$ 0.01
Shares exercisable percentage				50.00%
Securities issued amount				$ 1.141